PBHG Funds
                                   PBHG Class

                       Supplement dated September 30, 2003
                       To Prospectus dated August 11, 2003

         This supplement updates certain information in the Prospectus.
         You should retain the Prospectus and all supplements for future reference. You may obtain additional copies
                    of the Prospectus and supplements free of
                       charge by calling 1-800-433-0051 or
                     via the internet at www.pbhgfunds.com.

Please insert the following as the first bullet to the General Policies section on page 109:

o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.


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                                   PBHG Funds
                                  Advisor Class

                       Supplement dated September 30, 2003
                       To Prospectus dated August 14, 2003

         This supplement updates certain information in the Prospectus.
         You should retain the Prospectus and all supplements for future reference. You may obtain additional copies
                    of the Prospectus and supplements free of
                       charge by calling 1-800-433-0051 or
                     via the internet at www.pbhgfunds.com.

Please insert the following as the first bullet to the General Policies section on page 107:

o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.